SEGMENTED INFORMATION	3 Months Ended
Mar. 31, 2014
SEGMENTED INFORMATION
SEGMENTED INFORMATION

12.   SEGMENTED INFORMATION

  Agnico Eagle operates in a single industry, namely exploration for and production of gold. The Company's primary operations are in Canada, Mexico and Finland. The Company identifies its reportable segments as those operations whose operating results are reviewed by the Chief Executive Officer and that represent more than 10% of the combined revenue, profit or loss or total assets of all operating segments. Each of the Company's significant operating mines and projects are considered to be separate segments. Certain operating segments that do not meet the quantitative thresholds are still disclosed when the Company believes that the information is useful. Segment results for the first quarter of 2013 have been retrospectively revised to reflect organizational changes in 2013 that created three business units consisting of the Northern Business unit, the Southern Business unit, and the Exploration business unit. However, under this revised organizational structure the Chief Executive Officer also reviews segment income (defined as revenues from mining operations less production costs, exploration and corporate development and impairment losses) on a mine-by-mine basis. The following are the Company's reportable segments organized according to their relationship with the Company's three business units and reflect how the Company manages its business and how it classifies its operations for planning and measuring performance:

Northern Business:	LaRonde mine, Lapa mine, Goldex mine, Meadowbank mine, Meliadine project and Kittila mine
Southern Business:	Pinos Altos mine, Creston Mascota deposit at Pinos Altos and La India mine
Exploration:	United States Exploration office, Europe Exploration office, Canada Exploration offices and Latin America Exploration office

  The accounting policies of the reportable segments are the same as those described in the December 31, 2013 audited annual consolidated financial statements. There are no transactions between the reportable segments affecting revenue. Production costs for the reportable segments are net of intercompany transactions.

  Corporate and other (including the Urastar property) assets and specific income and expense items are set out separately below.

  The Goldex mine's M and E Zones achieved commercial production on October 1, 2013. The La India mine achieved commercial production on February 1, 2014.

Three Months Ended March 31, 2014	Revenues from Mining Operations	Production Costs	Exploration and Corporate Development	Segment Income (Loss)
Northern Business:
LaRonde mine	$92,704	$(49,587)	$—	$43,117
Lapa mine	30,690	(15,453)	—	15,237
Goldex mine	25,370	(14,791)	—	10,579
Meadowbank mine	191,040	(71,069)	—	119,971
Kittila mine	48,462	(29,425)	—	19,037

Total Northern Business	$388,266	$(180,325)	$—	$207,941

Southern Business:
Pinos Altos mine	$70,483	$(31,886)	$—	$38,597
Creston Mascota deposit at Pinos Altos	13,539	(6,028)	—	7,511
La India mine	19,479	(5,852)	—	13,627

Total Southern Business	$103,501	$(43,766)	$—	$59,735

Exploration	$—	$—	$(9,418)	$(9,418)

Segments totals	$491,767	$(224,091)	$(9,418)	$258,258

Total segments income				$258,258
Corporate and other:
Amortization of property, plant and mine development				(73,537)
General and administrative				(27,239)
Interest expense				(15,935)
Interest and sundry income				417
Gain on derivative financial instruments				3,328
Gain on sale of available-for-sale securities				273
Foreign currency translation gain				8,340

Income before income and mining taxes				$153,905

Three Months Ended March 31, 2013	Revenues from Mining Operations	Production Costs	Exploration and Corporate Development	Segment Income (Loss)
Northern Business:
LaRonde mine	$91,198	$(57,903)	$—	$33,295
Lapa mine	38,398	(16,610)	—	21,788
Meadowbank mine	130,092	(93,589)	—	36,503
Kittila mine	72,138	(27,182)	—	44,956

Total Northern Business	$331,826	$(195,284)	$—	$136,542

Southern Business:
Pinos Altos mine	$87,690	$(31,652)	$—	$56,038
Creston Mascota deposit at Pinos Altos	906	(3,117)	—	(2,211)

Total Southern Business	$88,596	$(34,769)	$—	$53,827

Exploration	$—	$—	$(8,571)	$(8,571)

Segments totals	$420,422	$(230,053)	$(8,571)	$181,798

Total segments income				$181,798
Corporate and other:
Amortization of property, plant and mine development				(70,071)
General and administrative				(37,320)
Impairment loss on available-for-sale securities				(10,995)
Interest expense				(13,916)
Interest and sundry expense				(212)
Gain on derivative financial instruments				2,982
Foreign currency translation loss				(3,658)

Income before income and mining taxes				$48,608

	Total Assets as at
	March 31, 2014	December 31, 2013
Northern Business:
LaRonde mine	$883,495	$878,719
Lapa mine	77,766	78,293
Goldex mine	127,215	120,601
Meadowbank mine	658,330	711,387
Meliadine project	884,979	877,923
Kittila mine	885,589	870,332

Total Northern Business	$3,517,374	$3,537,255

Southern Business:
Pinos Altos mine	$546,153	$537,560
Creston Mascota deposit at Pinos Altos	88,281	86,185
La India mine	536,618	512,450

Total Southern Business	$1,171,052	$1,136,195

Exploration	$22,750	$19,838

Corporate and other	$283,950	$266,071

Total	$4,995,126	$4,959,359